Investments in Productions and Investments in Acquired Content Rights - Summary of program cost amortization related to released programming (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022
Total		$ 70,600	$ 84,300
Film, Monetized on Its Own, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]				Direct Operating Cost
Entertainment One Film And Television Business [Member]
Investment in Production	$ 219,847			$ 431,996
Investment in Content	30,001			60,478
Total	$ 249,848			$ 492,474